Expense Example, No Redemption - PGIM TIPS Fund - Class R6	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	168
Expense Example, No Redemption, 5 Years	306
Expense Example, No Redemption, 10 Years	$ 709